Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$22,000
Thereafter	-
Total future minimum rent with non-cancellable terms of one year or more	$22,000